DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

NOTE 8 - DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET

Deferred tax and other long-term assets, net consist of the following:

	As of December 31,
	2019	2018
Deferred tax asset (see Note 19)	$66,362	$73,460
Right of use - assets under operating leases	17,828	--
Prepaid long-term land lease, net	3,175	3,296
Fair value of cross currency interest rate swap (see Note 12D)	12,625	6,722
Long-term prepaid expenses and others	5,057	4,926
	$105,047	$88,404